Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of the Company's business segments to the consolidated financial statements
The following table is a reconciliation of the Company’s business segments to the consolidated financial statements:

In millions	Pharmacy Services Segment(1)(2)	Retail/LTC Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2016:
Net revenues	$119,963	$81,100	$—	$(23,537)	$177,526
Gross profit(3)	5,901	23,738	—	(782)	28,857
Operating profit(4)(5)(6)	4,672	7,281	(894)	(721)	10,338
Depreciation and amortization	714	1,642	119	—	2,475
Additions to property and equipment	295	1,732	252	—	2,279
2015:
Net revenues	$100,363	$72,007	$—	$(19,080)	$153,290
Gross profit	5,227	21,992	—	(691)	26,528
Operating profit(5)(6)	3,989	7,130	(1,037)	(628)	9,454
Depreciation and amortization	654	1,336	102	—	2,092
Additions to property and equipment	359	1,883	125	—	2,367
2014:
Net revenues	$88,440	$67,798	$—	$(16,871)	$139,367
Gross profit	4,771	21,277	—	(681)	25,367
Operating profit	3,514	6,762	(796)	(681)	8,799
Depreciation and amortization	630	1,205	96	—	1,931
Additions to property and equipment	308	1,745	83	—	2,136

(1)
Net revenues of the Pharmacy Services Segment include approximately $10.5 billion, $8.9 billion and $8.1 billion of Retail Co-Payments for 2016, 2015 and 2014, respectively. See Note 1 “Significant Accounting Policies” to the consolidated financial statements for additional information about Retail Co-Payments.

(2)
Intersegment eliminations relate to intersegment revenue generating activities that occur between the Pharmacy Services Segment and the Retail/LTC Segment. These occur in the following ways: when members of Pharmacy Services Segment clients (“members”) fill prescriptions at the Company’s retail pharmacies to purchase covered products, when members enrolled in programs such as Maintenance Choice ® elect to pick up maintenance prescriptions at one of the Company’s retail pharmacies instead of receiving them through the mail, or when members have prescriptions filled at the Company’s long-term care pharmacies. When these occur, both the Pharmacy Services and Retail/LTC segments record the revenues, gross profit and operating profit on a standalone basis.

(3)
The Retail/LTC Segment gross profit for the year ended December 31, 2016 includes $46 million of acquisition-related integration costs. The integration costs are related to the acquisitions of Omnicare and the pharmacies and clinics of Target.

(4)	The Pharmacy Services Segment operating profit for the year ended December 31, 2016 includes the reversal of an accrual of $88 million in connection with a legal settlement.

(5)
The Retail/LTC Segment operating profit for the three months and year ended December 31, 2016 includes a $34 million asset impairment charge in connection with planned store closures in 2017 related to the Company’s enterprise streamlining initiative. The Retail/LTC Segment operating profit for the 2016 and 2015 include $281 million and $64 million, respectively, of acquisition-related integration costs. The integration costs are related to the acquisitions of Omnicare and the pharmacies and clinics of Target.

(6)
The Corporate Segment operating loss for the year ended December 31, 2016 includes $10 million of integration costs. For the year ended December 31, 2015, the Corporate Segment operating loss includes $156 million of acquisition-related transaction and integration costs and a $90 million charge related to a legacy lawsuit challenging the 1999 legal settlement by MedPartners of various securities class actions and a related derivative claim.